CONVERTIBLE NOTES (Details - Derivative liabilities)	6 Months Ended
Dec. 31, 2023 USD ($)
Convertible Notes And Derivative Liability
Derivative liability, Beginning	$ 1,010,145
Increase to derivative due to new issuances	0
Decrease to derivative due to conversion/repayment	(160,395)
Derivative loss due to mark to market adjustment	260,034
Derivative liability, Ending	$ 1,109,784